Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 21,910,480	$ 20,044,135
Unsettled Sales & Purchases	(471)
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,910,480	20,043,451
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,739,578	4,807,816
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	216
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Fidelity BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	689,002	583,833
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	15,811,760	14,018,594
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Preferred Stock | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,705	4,671
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate Bond Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	200,527	180,702
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mortgage Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	282,332	271,247
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Government Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	104,105	111,532
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Asset-Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	51,575	42,844
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash Equivalents | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,934	9,596
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash Equivalents | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,181	3,104
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Unsettled Sales & Purchases | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,252	9,255
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Unsettled Sales & Purchases | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		41
Unsettled Sales & Purchases	(471)
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,428,580	5,391,865
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,739,578	4,807,816
Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	216
Level 1 | Fidelity BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	689,002	583,833
Level 1 | Other Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Preferred Stock | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Corporate Bond Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Mortgage Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Government Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Asset-Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Cash Equivalents | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Cash Equivalents | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Unsettled Sales & Purchases | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Unsettled Sales & Purchases | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Unsettled Sales & Purchases	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,481,900	14,651,586
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Fidelity BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Other Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	15,811,760	14,018,594
Level 2 | Preferred Stock | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,705	4,671
Level 2 | Corporate Bond Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	200,527	180,702
Level 2 | Mortgage Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	282,332	271,247
Level 2 | Government Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	104,105	111,532
Level 2 | Asset-Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	51,575	42,844
Level 2 | Cash Equivalents | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,934	9,596
Level 2 | Cash Equivalents | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,181	3,104
Level 2 | Unsettled Sales & Purchases | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,252	9,255
Level 2 | Unsettled Sales & Purchases | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		41
Unsettled Sales & Purchases	(471)
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Fidelity BrokerageLink
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Other Collective Investment Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Preferred Stock | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Corporate Bond Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mortgage Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Government Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Asset-Backed Securities | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash Equivalents | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash Equivalents | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Unsettled Sales & Purchases | Dodge And Cox
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Unsettled Sales & Purchases | Putnam
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Unsettled Sales & Purchases	$ 0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 684